INCOME TAXES	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
2 0 .	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are exempted from the income tax under the laws of the British Virgin Islands. State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from
33
% to
25
% on January 1, 2008, according to the Corporate Income Tax Law. The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of
25
% over a five-year transitional period. In addition, article 28 of the new tax law stated that the income tax rate of a “high technology” company (high-tech status) is to remain at
15
%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) from October 28, 2011 to October 27, 2017 has been granted by the relevant tax authorities. Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2015, 2016 and 2017 are 15%. Xinjiang Origin is entitled to a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 to December 31, 2016 in accordance with Cai Shui [2011] No. 53 and Cai Shui [2011] No. 60 issued by the PRC State Administration of Taxation and Xin Cai Fa Shui [2011] No. 51 issued by the Xinjiang Local Taxation Bureau. Xinjiang Origin is currently in the status of 25% for the year ended September 30, 2017.

Had all the above tax holidays and concessions not been available, the tax charges would have been
(
decreased
)/increased
by RMB
(1,149)
, RMB
(5,609)
and RMB4,274, and the basic net loss per share would have been
(decreased
)
/
increased by RMB
(0.13)
, RMB
(0.25)
and RMB0.18 for the years ended September 30, 2015, 2016 and 2017, respectively. The diluted net loss per share for the years ended September 30, 2015, 2016 and 2017 would have been
(
de
creased
)
/
increased by RMB
(0.13)
, RMB
(0.25)
and RMB0.18, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2017, the management considered that the Company had no uncertain tax positions affected its consolidated financial position. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Current	-	-	-
Deferred	-	-	-

	-	-	-

The principal components of the deferred income tax assets are as follows:

	September 30,
	2016	2017
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	21,567	39,578
Impairment on inventory	(82)	(82)
Others	2,383	(26,230)

Non-current deferred income tax assets	23,868	13,266
Valuation allowances	(23,868)	(13,266)

Net non-current deferred income tax assets	-	-

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2016 and 2017.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entitiescan only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2016	2017
	RMB	RMB
Calendar year ending,
2016	40,099	-
2017	21,254	9,804
2018	5,290	4,815
2019	19,348	19,348
2020	12,146	12,146
2021 and thereafter	-	181,922

	98,137	228,035

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2015	2016	2017
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(9)	(8)	6
Effect of different tax jurisdiction	(2)	(6)	8
Permanent book-tax difference	4	-	(1)
Change in valuation allowance	1	(2)	(14)
Under/(Over) provision in prior year	(19)	(9)	(24)

Effective income tax rate	-	-	-